Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]
Deferred tax assets:
Net operating loss carryforwards		$ 622	$ 0	$ 159
Unamortized intangible drilling costs		9,029
Unit-based compensation			10,579	9,146
Other			4,924	3,606
Total deferred tax assets	24,000	9,651	15,503	12,911
Deferred tax liabilities:
Investment in LINN Energy		23,210
Property and equipment principally due to differences in depreciation			11,049	8,226
Other			1,055	1,646
Total deferred tax liabilities	(23,000)	23,210	12,104	9,872
Net deferred tax assets			3,399	3,039
Net deferred tax liabilities		$ 13,559